Intangible assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	€ 4,078,249
Intangible assets other than goodwill at end of period	4,169,436	€ 4,078,249
Goodwill
Goodwill at ending of the period	1,720,960
Total
Intangible assets and goodwill at beginning of the period	4,078,249	6,033,571
Intangible assets and goodwill at ending of the period	4,169,436	4,078,249
Impairment losses	0	0
Subsequent reversal of impairment losses	0	0
Gross carrying amount
Intangible assets other than goodwill
Additions	154,681	86,850
Goodwill
Acquisition of a subsidiary	1,720,960
Goodwill at ending of the period	1,720,960
Total
Intangible assets and goodwill at beginning of the period	9,022,050	9,066,386
Acquisition of a subsidiary	1,767,635
Foreign currency effect	(95,673)	(131,186)
Intangible assets and goodwill at ending of the period	10,848,693	9,022,050
Accumulated amortization
Intangible assets other than goodwill
Amortization	(1,735,458)	(1,910,984)
Total
Intangible assets and goodwill at beginning of the period	(4,943,799)	(3,032,815)
Intangible assets and goodwill at ending of the period	(6,679,257)	(4,943,799)
Software, Licenses and Patents
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	3,220,701	4,635,713
Intangible assets other than goodwill at end of period	2,091,921	3,220,701
Software, Licenses and Patents | Gross carrying amount
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	6,789,349	6,802,262
Additions	154,681	86,850
Acquisition of a subsidiary	46,675
Foreign currency effect	(72,623)	(99,763)
Intangible assets other than goodwill at end of period	6,918,082	6,789,349
Software, Licenses and Patents | Accumulated amortization
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	(3,568,647)	(2,166,549)
Amortization	(1,257,514)	(1,402,098)
Intangible assets other than goodwill at end of period	(4,826,161)	(3,568,647)
Customer relationships
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	857,549	1,397,857
Intangible assets other than goodwill at end of period	356,555	857,549
Customer relationships | Gross carrying amount
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	2,232,701	2,264,124
Foreign currency effect	(23,050)	(31,423)
Intangible assets other than goodwill at end of period	2,209,651	2,232,701
Customer relationships | Accumulated amortization
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	(1,375,152)	(866,266)
Amortization	(477,944)	(508,886)
Intangible assets other than goodwill at end of period	€ (1,853,096)	€ (1,375,152)